Cover	Feb. 03, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2026
Entity File Number	001-42477
Entity Registrant Name	Flowco Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-4382473
Entity Address, Address Line One	1300 Post Oak Blvd.
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	997-4877
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002035149
Amendment Flag	false
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FLOC
Security Exchange Name	NYSE
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FLOC
Security Exchange Name	NYSE